Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)		Jul. 31, 2024 USD ($)
Prepayments, receivables and other current assets
Loan granted to third parties				¥ 36,599	[1]	$ 5,000
Receivables and contract assets of technology service		¥ 2,327		14,924
Receivables from third-party payment service providers	[2]	6,377		7,811
Deposits		803		986
Employee loans and advances		515		548
Interest receivable				70
Receivables of financing facilitation service		17		32
Others		3,795		2,212
Less: Allowance for credit losses		(5,304)		(6,865)
Subtotal		8,530		56,317
Other prepaid expenses		1,671		1,586
VAT receivables		1,356		1,007
Prepaid promotion fees		45		298
Total prepayments, receivables and other current assets		11,602	$ 1,682	59,208
Other non-current assets
Less: Allowance for credit losses		(259)		(259)
Subtotal		13,397		13,641
Other non-current assets		39,520	$ 5,729	39,759
Long term deposit [Member]
Other non-current assets
Other non-current assets		13,656		13,900
VAT receivables-non current [Member]
Other non-current assets
Other non-current assets		¥ 26,123		¥ 26,118

[1]	In July 2024, the Company entered into a loan agreement with a third party company to grant it a loan in the amount of USD5.0 million with an interest rate of 8% per annum. The maturity date falls on (i) the date of one year following the relevant loan date, and (ii) another one year term if the borrower determines to extend at its sole discretion. In July 2025, the loan has been fully received.
[2]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group.